Revenue and segment information (Reconciliation of segment result to profit before income tax expense) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		¥ 3,119,460	¥ 1,973,147	¥ 2,801,733
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		0	7,121	145,682
Impact of other IFRS adjustments [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	[1]	(1,693,351)	(1,470,329)	(918,307)
PRC GAAP [member] | Reportable segment total [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		4,766,711	3,622,485	1,996,124
PRC GAAP [member] | Loss related to the headquarters [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		(155,395)	(354,162)	(170,210)
PRC GAAP [member] | Share of profits of associate-Huaneng Finance [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		200,810	166,864	143,794
PRC GAAP [member] | Dividend income of available-for-sale financial assets [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		0	0	124,918
PRC GAAP [member] | Dividend income of other equity instruments investments [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		685	1,168	0
PRC GAAP [member] | Gains on disposal of available-for-sale financial asset [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense		¥ 0	¥ 0	¥ 1,479,732

[1]	Other GAAP adjustments above primarily represented the classification adjustments and adjustments related to business combination and borrowing cost. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortisation of related assets or the extinguishment of liabilities.